Share-based Payments - Schedule of Assumptions for Option Fair Value (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2022 £ / shares
Share-based Payments Table [Line Items]
Share price at grant date | $ / shares	$ 1.18		$ 1.37		$ 1.15
Stock options
Share-based Payments Table [Line Items]
Expected volatility	44.76%		43.69%		41.70%
Expected terms (in years) | yr	6.16		6.16		6.11
Risk-free interest rate	4.31%		4.04%		2.13%
Expected dividend yield | $	$ 0		$ 0		$ 0
Exercise price (GBP) (in GBP per share)		£ 1.87		£ 2.22		£ 2.04
Share price at grant date		£ 1.87		£ 2.22		£ 2.04